Document and Entity Information Document	6 Months Ended
Jun. 30, 2014
Document Information [Abstract]
Entity Registrant Name	QVC INC
Entity Central Index Key	0001254699
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Jun. 30, 2014
Amendment Flag	false